Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment income	$ 1,260.3	$ 860.9	$ 936.6
Investment expenses	(24.3)	(25.5)	(20.0)
Net investment income	1,236.0	835.4	916.6
Available-for-sale Securities
Net Investment Income [Line Items]
Investment income	1,129.6	726.4	818.3
Equity securities
Net Investment Income [Line Items]
Investment income	130.7	134.5	118.3
Equity securities | Nonredeemable preferred stocks
Net Investment Income [Line Items]
Investment income	70.2	70.3	60.6
Equity securities | Common equities
Net Investment Income [Line Items]
Investment income	60.5	64.2	57.7
Fixed maturities
Net Investment Income [Line Items]
Investment income	1,076.0	723.3	789.3
Fixed maturities | U.S. government obligations
Net Investment Income [Line Items]
Investment income	339.1	149.5	166.3
Fixed maturities | State and local government obligations
Net Investment Income [Line Items]
Investment income	39.7	44.1	62.7
Fixed maturities | Foreign government obligations
Net Investment Income [Line Items]
Investment income	0.2	0.1	0.0
Fixed maturities | Corporate debt securities
Net Investment Income [Line Items]
Investment income	288.8	301.1	284.0
Fixed maturities | Residential mortgage-backed securities
Net Investment Income [Line Items]
Investment income	31.6	11.9	11.8
Fixed maturities | Commercial mortgage-backed securities
Net Investment Income [Line Items]
Investment income	190.6	143.0	152.9
Fixed maturities | Other asset-backed securities
Net Investment Income [Line Items]
Investment income	174.6	64.1	96.7
Fixed maturities | Redeemable preferred stocks
Net Investment Income [Line Items]
Investment income	11.4	9.5	14.9
Short-term investments
Net Investment Income [Line Items]
Investment income	$ 53.6	$ 3.1	$ 29.0